25. Company Details (Tables)	12 Months Ended
Jun. 30, 2018
Company Details Tables Abstract
Company details
Australia	Mission NewEnergy Limited Head Office Unit B9, 431 Roberts Rd, Subiaco, Western Australia, 6008, Australia.
Malaysia	Mission Biofuels Sdn Bhd M2 Capital Sdn Bhd No 5E Nadayu 28 Dagang Jalan PJS 11/7 Bandar Sunway 47500 Subang Jaya Selangor, Malaysia